STOCKHOLDERS' EQUITY (Details Textual) - shares		12 Months Ended
	Jul. 12, 2013	Sep. 30, 2014
Class of Stock [Line Items]
Stockholders' Equity, Reverse Stock Split	1 for 8
Stock Issued During Period, Shares, Period Increase (Decrease)	127,349,551	15,918,940